Submission	Jun. 23, 2025
Submission [Line Items]
Central Index Key	0001826667
Registrant Name	TriSalus Life Sciences, Inc.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES